Stockholders’ Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity (Deficit)	Stockholders’ Equity
Common Stock
We have authority to issue 2,000,000,000 shares of common stock, par value $0.0001 per share.
Each holder of common stock is entitled to one vote for each share of common stock held by such holder. The holders of common stock are entitled to the payment of dividends when and as declared by the Board in accordance with applicable law and to receive other distributions from the Company. Any dividends declared by the Board to the holders of the then outstanding shares of common stock will be paid to the holders thereof pro rata in accordance with the number of shares of common stock held by each such holder as of the record date of such dividend. In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the funds and assets of the Company that may be legally distributed to the Company’s stockholders will be distributed among the holders of the then outstanding shares of common stock pro rata in accordance with the number of shares of common stock held by each such holder.
Preferred Stock
We have the authority to issue 25,000,000 shares of preferred stock, par value $0.0001 per share. Our Board of Directors is authorized to determine the designations and the powers, privileges and rights, and the qualifications, limitations or restrictions thereof in respect to each of our class of preferred stock.
Sponsor Earnback Securities
During the period between the Closing and the five-year anniversary of the Closing, NextGen Sponsor II LLC (“NextGen Sponsor”) has subjected the 1,319,980 Sponsor Earnback Shares (the “Sponsor Earnback Securities”) of issued and outstanding common stock and 1,015,190 Sponsor Earnback Warrants (the “Sponsor Earnback Warrants”) of issued and outstanding private placement warrants to transfer restrictions and potential forfeiture to the Company for no consideration until the occurrence of each tranche’s respective earnback triggering event. The 1,319,980 Sponsor Earnback Shares are comprised of two separate tranches of 659,990 shares per tranche and the 1,015,190 Sponsor Earnback Warrants are comprised of two separate tranches of 507,595 warrants per tranche. The earnback triggering events for the two respective tranches of the Sponsor Earnback Securities will be met upon the earlier of (i) the date on which the volume-weighted average trading sale price of one share of our common stock quoted on Nasdaq is greater than or equal to $12.50 and $15.00, respectively, for any 20 trading days within any 30 consecutive trading day period. The earnback triggering events were determined to be indexed to the Company’s common stock.
As of March 31, 2022, the earnback triggering events were not satisfied and the Sponsor Earnback Securities remained subject to the transfer restrictions and contingent forfeiture provisions.
Standby Equity Purchase Agreement
On March 28, 2022 (the “Effective Date”), we entered into a Standby Equity Purchase Agreement with YA II PN, Ltd. (the “Investor”), pursuant to which we have the right from time to time at our option to sell to the Investor up to $250.0 million of our common stock, subject to certain conditions and limitations set forth in the Purchase Agreement.
Upon the initial satisfaction of the conditions to the Investor’s obligation to purchase shares of common stock set forth in the Purchase Agreement (the “Commencement”), including that a registration statement registering the resale by the Investor of the shares of common stock under the Securities Act that may be sold to Investor by us under the Purchase Agreement (the “Initial Resale Registration Statement”) is declared effective by the Securities and Exchange Commission (the “SEC”) and a final prospectus relating thereto is filed with the SEC, we will have the right, but not the obligation, from time to time at our sole discretion until the first day of the month next following the 36-month period from and after the Effective Date, to direct the Investor to purchase up to a specified maximum amount of shares of common stock as set forth in the Purchase Agreement by delivering written notice (each, a “Notice”) to the Investor. The purchase price of the shares of common stock that we may sell to the Investor pursuant to the Purchase Agreement will be 97.5% of the average of the volume weighted average price of our common stock during each trading day in the three (3) consecutive trading days commencing on the trading day following delivery of a Notice (other than any trading days excluded pursuant to the terms of the Purchase Agreement) (such period, the “Pricing Period”). The maximum amount to be sold pursuant to each Notice may not exceed $50 million, and a Notice cannot be delivered earlier than six trading days following the Pricing Period relating to any prior Notice. Any shares of common stock that may be sold by us under the Purchase Agreement will be sold in transactions exempt from registration under the Securities Act in reliance upon the exemption afforded under Section 4(a)(2).
The Purchase Agreement prohibits us from directing the Investor to purchase any shares of common stock pursuant to the Purchase Agreement if those shares, when aggregated with all other shares of our common stock then beneficially owned by the Investor and its affiliates, would result in the Investor and its affiliates having beneficial ownership of more than the 9.99% of our then outstanding shares of common stock.
The Purchase Agreement contains customary registration rights, representations, warranties, conditions and indemnification obligations by each party. The representations, warranties and covenants contained in the Purchase
Agreement were made only for purposes of the Purchase Agreement and as of specific dates, were solely for the benefit of the parties to such agreement and are subject to certain important limitations.
The Purchase Agreement also provides that we may request a pre-advance loan from the Investor in a principal amount not to exceed $50.0 million. As of March 31, 2022, the Investor has not purchased any of the committed amounts of up to $250.0 million of our common stock.
Subject to the terms of the Purchase Agreement, we have the right to terminate the Purchase Agreement at any time after Commencement, at no cost or penalty, upon five (5) trading days’ prior written notice. No termination of the Purchase Agreement will affect the indemnification provisions contained within the Purchase Agreement, which will survive any termination of the Purchase Agreement.
Stockholders’ Equity (Deficit)
Common Stock
We have authority to issue 2,000,000,000 shares of common stock, par value $0.0001 per share. The designations and the powers, privileges and rights, and the qualifications, limitations or restrictions thereof in respect to each of our class of capital stock are as follows:
Each holder of common stock is entitled to one vote for each share of common stock held by such holder. The holders of common stock are entitled to the payment of dividends when and as declared by the Board in accordance with applicable law and to receive other distributions from the Company. Any dividends declared by the Board to the holders of the then outstanding shares of common stock will be paid to the holders thereof pro rata in accordance with the number of shares of common stock held by each such holder as of the record date of such dividend. In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the funds and assets of the Company that may be legally distributed to the Company’s stockholders will be distributed among the holders of the then outstanding shares of Common Stock pro rata in accordance with the number of shares of common stock held by each such holder.
Preferred Stock
We have the authority to issue 25,000,000 shares of preferred stock, par value $0.0001 per share. Our Board of Directors is authorized to determine the designations and the powers, privileges and rights, and the qualifications, limitations or restrictions thereof in respect to each of our class of preferred stock.
Sponsor Earnback Securities
During the period between the Closing and the five-year anniversary of the Closing, NextGen Sponsor has subjected the 1,319,980 Sponsor Earnback Shares of issued and outstanding common stock and 1,015,190 Sponsor Earnback Warrants of issued and outstanding private placement warrants to transfers restrictions and potential forfeiture to the Company for no consideration until the occurrence of each tranche’s respective earnback triggering event. The 1,319,980 Sponsor Earnback Shares are comprised of two separate tranches of 659,990 shares per tranche and the 1,015,190 Sponsor Earnback Warrants are comprised of two separate tranches of 507,595 warrants per tranche. The earnback triggering events for the two respective tranches of the Sponsor Earnback Securities will be met upon the earlier of (i) the date on which the volume-weighted average trading sale price of one share of our common stock quoted on Nasdaq is greater than or equal to $12.50 and $15.00, respectively, for any 20 trading days within any 30 consecutive trading day period. The earnback triggering events were determined to be indexed to the Company’s common stock.
As of December 31, 2021, the earnback triggering events were not satisfied and the Sponsor Earnback Securities remained subject to the transfer restrictions and contingent forfeiture provisions.